UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: October 31, 2010
Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.

ANNUAL REPORT OCTOBER 31, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Commodity Trends Strategy Fund
Financial Trends Strategy Fund
Direxion/Wilshire Dynamic Fund
Direxion Long/Short Global IPO Fund

Table of Contents

Letter to Shareholders	4

Performance Summary	6

Expense Example	16

Allocation of Portfolio Holdings	17

Schedule of Investments	18

Financial Statements	23

Financial Highlights	27

Notes to the Financial Statements	28

Report of Independent Registered Public Accounting Firm	39

Additional Information	40

Investment Advisory and Subadvisory Agreements Approvals	41

Information on Board of Trustees and Officers	43

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Letter to Shareholders

Dear Shareholders,

This Annual Report covers the Direxion/Wilshire Dynamic Fund (“Dynamic Fund”), the Commodity Trends Strategy Fund, the Financial Trends Strategy Fund and the Direxion Long/Short Global IPO Fund. The Dynamic Fund, the Commodity Trends Strategy Fund and the Financial Trends Strategy Fund covers the period from November 1, 2009 to October 31, 2010 (the “Annual Period”). During the Annual Period, the DJ Industrial Average Index returned 17.61%, the S&P 500 Index returned 16.52%, the Barclay Capital Aggregate Bond Index returned 8.01% and the NASDAQ-100 Index returned 28.31%. The Direxion Long/Short Global IPO Fund was launched on March 1, 2010. During the period of March 1, 2010 through October 31, 2010, the DJ Industrial Average Index returned 8.65%, the S&P 500 Index returned 7.41%, the Barclay Capital Aggregate Bond Index returned 6.32% and the NASDAQ-100 Index returned 15.53%.

In general, the performance of the equity markets was strong during the Annual Period and volatility declined from previous high levels. The strong performance was undermined by market weakness towards the middle of the Annual Period as concerns about Greece and other eurozone countries diluted confidence in the economic recovery. Over the past fiscal year, monetary policy has been further eased to try to spur the economy, but with a watchful eye on inflation. Meanwhile, legislation has been passed to extend unemployment benefits.

The Dynamic Fund uses built-in tactical strategies to attempt to capitalize on short-term market inefficiencies, designed for investors seeking to outperform a traditional strategic (long-term only) asset allocation approach. The Dynamic Fund seeks capital appreciation. To achieve its investment objective, the Dynamic Fund combines a strategic asset allocation with a “tactical overlay” to position the Dynamic Fund defensively or aggressively, depending upon the outlook of the Wilshire Associates Incorporated (the “Sub-adviser”). Under normal circumstances, the Dynamic Fund is managed by the Adviser pursuant to the Sub-adviser’s traditional asset allocation model. This model allocates approximately 60% of the Dynamic Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Dynamic Fund’s risk exposure based on the Sub-adviser’s outlook for the market. The Sub-adviser’s tactical model evaluates asset class allocations on a monthly basis. In response to market conditions, the Sub-adviser may recommend that the Adviser rebalance the Dynamic Fund’s portfolio, use short positions and/or employ leverage in its tactical allocations. The Dynamic Fund Investor Class returned 10.92%, as compared to a total return of 13.42% from the MSCI World Index, 8.01% for the Barclays Capital Aggregate and 11.26% for a composite1 of the two. The price return of the MSCI World Index was 10.49%.

The Commodity Trends Strategy Fund, the Financial Trends Strategy Fund and the Direxion Long/Short Global IPO Fund incorporate long/short, tactical strategies with exposure to alternative asset classes.

The Commodity Trends Strategy Fund seeks investment results comparable to the performance of the AFT Commodity Trends Indicator® (“AFT CTI®”). The Commodity Trends Strategy Fund Investor Class returned -9.24%. The AFT CTI itself declined -7.24%. The Financial Trends Strategy Fund seeks investment results comparable to the performance of the AFT Financial Trends Indicator® (“AFT FTI®”). The Financial Trends Strategy Fund Investor Class returned -2.23%. The AFT FTI itself returned 0.26%.

The Direxion Long/Short Global IPO Fund seeks capital appreciation through a risk-controlled portfolio. To achieve its investment objective, the Fund invests in initial public offerings (“IPOs”) and spin-offs using a combined long/short strategy (“IPOX Global Long/Short Index”) developed by the Sub-advisor, IPOX® Capital Management, LLC. During normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued in connection with IPOs and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to these IPOs.

The Direxion Long/Short Global IPO Fund Investor Class returned 4.27%. The portion of the portfolio that invests in the IPOX Global Long/Short Index returned -3.44% for the period of March 1, 2010 (Fund inception date) through October 31, 2010.

 1 As measured by a monthly 60% allocation to the MSCI World Index and 40% to the Barclays Capital Aggregate Bond Index.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

4  DIREXION ANNUAL REPORT

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill Chief Investment Officer	Patrick Rudnick Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratios of the Direxion/Wilshire Dynamic Fund Investor Class, Commodity Trends Strategy Fund Investor Class, Financial Trends Strategy Fund Investor Class and the Direxion Long/Short Global IPO Fund Investor Class is 1.67%, 1.87%, 1.88% and 1.90%, respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC.
Date of First Use: December 23, 2010

* The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratios of the Direxion/Wilshire Dynamic Fund Investor Class, Commodity Trends Strategy Fund Investor Class, Financial Trends Strategy Fund Investor Class and the Direxion Long/Short Global IPO Fund Investor Class is 1.40%, 1.74%, 1.75% and 1.90%, respectively.

DIREXION ANNUAL REPORT  5

Commodity Trends Strategy Fund Investor Class
June 10, 20081 - October 31, 2010 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Commodity Trends Strategy Fund Investor Class	(9.24%)	(5.50%)
AFT Commodity Trends Indicator	(7.24%)	(5.99%)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the AFT Commodity Trends Indicator does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on Investor Class and Institutional Class shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Fund may impose a 1.00% contingent deferred sales charge of the net amount of the redemption of C Class shares if redeemed within 12 months of purchase.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	100.4%

Total Exposure	100.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

6  DIREXION ANNUAL REPORT

Commodity Trends Strategy Fund Institutional Class
May 1, 20091 - October 31, 2010 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Commodity Trends Strategy Fund Institutional Class	(8.98%)	(6.31%)
AFT Commodity Trends Indicator	(7.24%)	(4.59%)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the AFT Commodity Trends Indicator does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on Investor Class and Institutional Class shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Fund may impose a 1.00% contingent deferred sales charge of the net amount of the redemption of C Class shares if redeemed within 12 months of purchase.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	100.4%

Total Exposure	100.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  7

Commodity Trends Strategy Fund C Class
March 4, 20101 - October 31, 2010 (Unaudited)

Total Return[2]
Since Inception

Commodity Trends Strategy Fund C Class with sales charge	(1.43%)
Commodity Trends Strategy Fund C Class without sales charge	(0.43%)
AFT Commodity Trends Indicator	1.08%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the AFT Commodity Trends Indicator does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on Investor Class and Institutional Class shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Fund may impose a 1.00% contingent deferred sales charge of the net amount of the redemption of C Class shares if redeemed within 12 months of purchase.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	100.4%

Total Exposure	100.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

8  DIREXION ANNUAL REPORT

Financial Trends Strategy Fund Investor Class
March 2, 20091 - October 31, 2010 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Financial Trends Strategy Fund Investor Class	(2.23%)	(1.33%)
AFT Financial Trends Indicator	0.26%	0.53%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the AFT Financial Trends Indicator does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on Investor Class and Institutional Class shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Fund may impose a 1.00% contingent deferred sales charge of the net amount of the redemption of C Class shares if redeemed within 12 months of purchase.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	99.8%

Total Exposure	99.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  9

Financial Trends Strategy Fund Institutional Class
May 1, 20091 - October 31, 2010 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Financial Trends Strategy Fund Institutional Class	(1.76%)	1.52%
AFT Financial Trends Indicator	0.26%	3.49%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the AFT Financial Trends Indicator does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on Investor Class and Institutional Class shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Fund may impose a 1.00% contingent deferred sales charge of the net amount of the redemption of C Class shares if redeemed within 12 months of purchase.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	99.8%

Total Exposure	99.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

10  DIREXION ANNUAL REPORT

Financial Trends Strategy Fund C Class
April 19, 20101 - October 31, 2010 (Unaudited)

Total Return[2]
Since Inception

Financial Trends Strategy Fund C Class with sales charge	1.67%
Financial Trends Strategy Fund C Class without sales charge	2.67%
AFT Financial Trends Indicator	4.12%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the AFT Financial Trends Indicator does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on Investor Class and Institutional Class shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Fund may impose a 1.00% contingent deferred sales charge of the net amount of the redemption of C Class shares if redeemed within 12 months of purchase.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	99.8%

Total Exposure	99.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of October 31, 2010.

DIREXION ANNUAL REPORT  11

Direxion/Wilshire Dynamic Fund Investor Class
March 2, 20091 - October 31, 2010 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Direxion/Wilshire Dynamic Fund Investor Class	10.92%	29.78%
MSCI World Index	10.49%	38.10%
Barclays Capital Aggregate Bond Index	8.01%	9.21%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI World Index and Barclays Capital Aggregate Bond Index do not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on Investor Class shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Fund may impose a 1.00% contingent deferred sales charge of the net amount of the redemption of C Class shares if redeemed within 12 months of purchase.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	34.5%
Swap Contracts	72.1%

Total Exposure	106.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations.
2 As of October 31, 2010.

12  DIREXION ANNUAL REPORT

Direxion/Wilshire Dynamic Fund C Class
March 17, 20101 - October 31, 2010 (Unaudited)

Total Return[2]
Since Inception

Direxion/Wilshire Dynamic Fund C Class with sales charge	2.53%
Direxion/Wilshire Dynamic Fund C Class without sales charge	3.53%
MSCI World Index	2.13%
Barclays Capital Aggregate Bond Index	6.00%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI World Index and Barclays Capital Aggregate Bond Index do not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on Investor Class shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Fund may impose a 1.00% contingent deferred sales charge of the net amount of the redemption of C Class shares if redeemed within 12 months of purchase.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	34.5%
Swap Contracts	72.1%

Total Exposure	106.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations.
2 As of October 31, 2010.

DIREXION ANNUAL REPORT  13

Direxion Long/Short Global IPO Fund Investor Class
March 1, 20101- October 31, 2010 (Unaudited)

Total Return[2]
Since Inception

Direxion Long/Short Global IPO Fund Investor Class	4.27%
IPOX Global Long/Short Index	(2.83%)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the IPOX Global Long/Short Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on Investor Class shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Fund may impose a 1.00% contingent deferred sales charge of the net amount of the redemption of C Class shares if redeemed within 12 months of purchase.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	36.3%
Future Contracts	12.2%
Swap Contracts	(2.10%)

Total Exposure	46.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations.
2 As of October 31, 2010.

14  DIREXION ANNUAL REPORT

Direxion Long/Short Global IPO Fund C Class
March 25, 20101- October 31, 2010 (Unaudited)

Total Return[2]
Since Inception

Direxion Long/Short Global IPO Fund C Class with sales charge	2.93%
Direxion Long/Short Global IPO Fund C Class without sales charge	3.93%
IPOX Global Long/Short Index	(2.50%)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the IPOX Global Long/Short Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The Fund imposes a 1.00% redemption fee on Investor Class shares redeemed (through sales or exchanges) within 90 days of the date of purchase. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

The Fund may impose a 1.00% contingent deferred sales charge of the net amount of the redemption of C Class shares if redeemed within 12 months of purchase.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	36.3%
Future Contracts	12.2%
Swap Contracts	(2.10%)

Total Exposure	46.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

1 Commencement of operations.
2 As of October 31, 2010.

DIREXION ANNUAL REPORT  15

Expense Example
October 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (May 1, 2010 — October 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem Investor Class and Institutional Class shares of the Fund that have been held for less than 90 days. You may be charged a contingent deferred sales charge of 1.00% of the net amount of the redemption if you redeem Class C shares of the Fund within 12 months of purchase. You will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of underlying funds may vary. These expenses are not included in the examples presented on preceding page. The preceding examples include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16  DIREXION ANNUAL REPORT

Expense Example Tables
October 31, 2010 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	May 1, 2010	October 31, 2010	Period[2]

Commodity Trends Strategy Fund Investor Class
Based on actual fund return	1.74%	$1,000.00	$988.70	$8.72
Based on hypothetical 5% return	1.74%	1,000.00	1,016.43	8.84
Commodity Trends Strategy Fund Institutional Class
Based on actual fund return	1.24%	1,000.00	990.30	6.22
Based on hypothetical 5% return	1.24%	1,000.00	1,018.95	6.31
Commodity Trends Strategy Fund Class C
Based on actual fund return	2.24%	1,000.00	986.40	11.22
Based on hypothetical 5% return	2.24%	1,000.00	1,013.91	11.37
Financial Trends Strategy Fund Investor Class
Based on actual fund return	1.75%	1,000.00	1,027.30	8.94
Based on hypothetical 5% return	1.75%	1,000.00	1,016.38	8.89
Financial Trends Strategy Fund Institutional Class
Based on actual fund return	1.25%	1,000.00	1,030.00	6.40
Based on hypothetical 5% return	1.25%	1,000.00	1,018.90	6.36
Financial Trends Strategy Fund Class C
Based on actual fund return	2.25%	1,000.00	1,024.50	11.48
Based on hypothetical 5% return	2.25%	1,000.00	1,013.86	11.42
Direxion/Wilshire Dynamic Fund Investor Class
Based on actual fund return	1.55%	1,000.00	1,034.50	7.95
Based on hypothetical 5% return	1.55%	1,000.00	1,017.39	7.88
Direxion/Wilshire Dynamic Fund Class C
Based on actual fund return	2.05%	1,000.00	1,031.90	10.50
Based on hypothetical 5% return	2.05%	1,000.00	1,014.87	10.41
Direxion Long/Short Global IPO Fund Investor Class
Based on actual fund return	1.90%	1,000.00	1,051.40	9.82
Based on hypothetical 5% return	1.90%	1,000.00	1,015.63	9.65
Direxion Long/Short Global IPO Fund Class C
Based on actual fund return	2.40%	1,000.00	1,048.10	12.39
Based on hypothetical 5% return	2.40%	1,000.00	1,013.11	12.18

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
October 31, 2010 (Unaudited)

		Common	Debt	Investment
	Cash*	Stock	Securities	Companies	Futures		Swaps	Total

Commodity Trends Strategy Fund (Consolidated)	109%	—	—	—	—		(9)%	100%
Financial Trends Strategy Fund	98%	—	—	—	—		2%	100%
Direxion/Wilshire Dynamic Fund	63%	—	4%	31%	—		2%	100%
Direxion Long/Short Global IPO Fund	68%	36%	—	—	0	%**	(4)%	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION ANNUAL REPORT  17

Commodity Trends Strategy Fund
Consolidated Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 100.7%
MONEY MARKET FUNDS - 100.7%
23,252,909	Fidelity Institutional Government Portfolio, 0.06%(a)	$23,252,909
23,252,909	Fidelity Institutional Money Market Portfolio, 0.18%(a)	23,252,909
23,252,909	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	23,252,909
56,672,657	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	56,672,657
23,252,910	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	23,252,910

	TOTAL SHORT TERM INVESTMENTS (Cost $149,684,294)	$149,684,294

	TOTAL INVESTMENTS (Cost $149,684,294) - 100.7%	$149,684,294
	Liabilities in Excess of Other Assets - (0.7)%	(1,028,868)

	TOTAL NET ASSETS - 100.0%	$148,655,426

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.

(b)	$32,521,637 of this security is held as collateral for swap contracts.

Commodity Trends Strategy Fund
Long Equity Swap Contracts
October 31, 2010

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Bank of America Merrill Lynch	AFT Commodity Trends Indicator	75,477	$147,590,745	2/3/2011	$(13,062,832)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	2,589	4,999,359	2/18/2011	(381,553)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	5,625	9,999,787	3/7/2011	46,773

		83,691	$162,589,891		$(13,397,612)

The accompanying notes are an integral part of these financial statements.
18  DIREXION ANNUAL REPORT

Financial Trends Strategy Fund
Schedule of Investments
October 31, 2010

Shares		Value

SHORT TERM INVESTMENTS - 97.4%
MONEY MARKET FUNDS - 97.4%
2,620,866	Fidelity Institutional Government Portfolio, 0.06%(a)	$2,620,866
2,620,865	Fidelity Institutional Money Market Portfolio, 0.18%(a)	2,620,865
2,620,865	Goldman Sachs Financial Square Federal Fund, 0.01%(a)	2,620,865
8,114,865	Goldman Sachs Financial Square Government Fund, 0.08%(a)(b)	8,114,865
2,620,865	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(a)	2,620,865

	TOTAL SHORT TERM INVESTMENTS (Cost $18,598,326)	$18,598,326

	TOTAL INVESTMENTS (Cost $18,598,326) - 97.4%	$18,598,326
	Other Assets in Excess of Liabilities - 2.6%	493,540

	TOTAL NET ASSETS - 100.0%	$19,091,866

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2010.

(b)	$5,494,000 of this security is held as collateral for swap contracts.

Financial Trends Strategy Fund
Long Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Bank of America Merrill Lynch	AFT Financial Trends Indicator	13,442	$14,878,143	2/3/2011	$377,461
Bank of America Merrill Lynch	AFT Financial Trends Indicator	1,361	1,499,727	2/10/2011	45,061
Bank of America Merrill Lynch	AFT Financial Trends Indicator	1,972	2,199,390	5/5/2011	48,326

		16,775	$18,577,260		$470,848

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  19

Direxion/Wilshire Dynamic Fund
Schedule of Investments
October 31, 2010

Shares		Value

EXCHANGE TRADED NOTES - 3.5%
13,735	iPATH Dow Jones-UBS Commodity Index Total Return Index ETN(a)	$610,796

	TOTAL EXCHANGE TRADED NOTES (Cost $545,293)	$610,796

INVESTMENT COMPANIES - 31.0%
4,676	iShares Barclays TIPS Bond Fund	$521,935
7,534	iShares MSCI Emerging Markets Index Fund	347,544
49,666	iShares MSCI Japan Index Fund	496,660
5,292	iShares MSCI Pacific ex-Japan Index Fund	241,209
42,123	iShares MSCI United Kingdom Index Fund	718,197
3,378	iShares Russell 2000 Growth Index Fund	263,754
2,713	iShares Russell 2000 Value Index Fund	174,663
24,829	iShares S&P Europe 350 Index Fund	983,725
21,564	SPDR Barclays Capital High Yield Bond ETF	881,536
5,646	SPDR Barclays Capital International Treasury Bond ETF	345,761
7,294	SPDR Dow Jones REIT ETF	436,619

	TOTAL INVESTMENT COMPANIES (Cost $4,194,127)	$5,411,603

Shares		Value

SHORT TERM INVESTMENTS - 65.1%
MONEY MARKET FUNDS - 65.1%
1,907,450	Fidelity Institutional Government Portfolio, 0.06%(b)	$1,907,450
1,907,450	Fidelity Institutional Money Market Portfolio, 0.18%(b)	1,907,450
1,907,450	Goldman Sachs Financial Square Federal Fund, 0.01%(b)	1,907,450
3,717,450	Goldman Sachs Financial Square Government Fund, 0.08%(b)(c)	3,717,450
1,907,450	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(b)	1,907,450

	TOTAL SHORT TERM INVESTMENTS (Cost $11,347,250)	$11,347,250

	TOTAL INVESTMENTS (Cost $16,086,670) - 99.6%	$17,369,649
	Other Assets in Excess of Liabilities - 0.4%	72,197

	TOTAL NET ASSETS - 100.0%	$17,441,846

Percentages are stated as a percent of net assets.

(a)	Non income producing.

(b)	Represents annualized seven-day yield at October 31, 2010.

(c)	$1,810,000 of this security is held as collateral for swap contracts.

Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	65,402	$7,052,942	3/13/2012	$57,582
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	51,063	2,520,923	3/13/2012	236,946
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	44,347	2,581,219	3/13/2012	127,955

		160,812	$12,155,084		$422,483

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

Direxion Long/Short Global IPO Fund
Schedule of Investments
October 31, 2010

Shares		Value

COMMON STOCKS - 36.3%
Accommodation - 1.8%
350,000	Kosmopolito Hotels International Ltd. (China)(a)	$73,601
1,500	Makemytrip Ltd. (India)(a)	54,225

		127,826

Chemical Manufacturing - 1.9%
10,000	AZ Electronic Materials SA (Luxembourg)(a)	40,860
2,500	Daqo New Energy Corp. (China)(a)	31,900
75,000	Ruinian International Limited (China)(a)	63,667

		136,427

Clothing and Clothing Accessories Stores - 1.1%
28,000	Boshiwa International Holding Ltd. (China)(a)	25,684
85,000	Evergreen International Holdings Ltd. (China)(a)	50,444

		76,128

Computer and Electronic Product Manufacturing - 2.8%
3,000	NXP Semiconductors NV (Netherlands)(a)	39,570
45,000	O-Net Communications Group Ltd. (China)(a)	32,801
4,000	Pacific Biosciences of California, Inc.(a)	67,200
3,000	RealD, Inc.(a)	62,760

		202,331

Credit Intermediation and Related Activities - 1.6%
1,900	CBOE Holdings Inc.(a)	45,619
4,375	Horizon Technology Finance Corp.(a)	68,206

		113,825

Crop Production - 0.5%
3,000	Le Gaga Holding Ltd. (China)(a)	33,780

Educational Services - 1.1%
2,000	Global Education & Technology Group Ltd. (China)(a)	19,860
3,500	TAL Education Group (China)(a)	62,300

		82,160

Electrical Equipment, Appliance, and Component Manufacturing - 1.1%
31,000	Boer Power Holdings Ltd. (China)(a)	30,035
150,000	Chaowei Power Holdings Ltd. (China)(a)	53,217

		83,252

Food Manufacturing - 1.7%
20,000	Indofood CBP Sukses Makmur TBK PT (Indonesia)(a)	12,755
200,000	Yashili International Holdings Ltd. (China)(a)	108,370

		121,125

General Merchandise Stores - 1.2%
100,000	Springland International Holdings Ltd. (China)(a)	84,116

Health & Personal Care Stores - 0.1%
2,250	L’Occitane International SA (Luxembourg)(a)	6,618

Insurance Carriers and Related Activities - 6.0%
25,000	AIA Group Ltd. (China)(a)(d)	74,343
300	The Dai-ichi Life Insurance Co. Ltd. (Japan)(a)	363,862

		438,205

Mining (Except Oil and Gas) - 4.2%
2,000,000	Berau Coal Energy TBK PT (Indonesia)(a)	101,818
500,000	IRC Limited (Russia)(a)(d)	103,209
50,000	Mongolian Mining Corp. (China)(a)	54,120
100,000	Winsway Coking Coal Holdings (China)(a)	48,637

		307,784

Miscellaneous Manufacturing - 1.3%
2,000	China Kanghui Holdings, Inc. (China)(a)	38,860
10,000	Microport Scientific Corp. (China)(a)	10,192
110,000	Trauson Holdings Company Ltd. (China)(a)	48,818

		97,870

Nonmetallic Mineral Product Manufacturing - 0.5%
100,000	West China Cement Limited (China)(a)	38,703

Nonstore Retailers - 0.7%
50,000	Besunyen Holdings Co. Ltd. (China)(a)	23,867
1,000	Mecox Lane Ltd. (China)(a)	16,330
5,000	Ocado Group PLC (United Kingdom)(a)	11,193

		51,390

Nursing and Residential Care Facilities - 0.7%
25,000	Life Healthcare Group Holdings Pty Ltd. (South Africa)(a)	50,107

Professional, Scientific and Technical Services - 3.6%
100,000	China ITS Holdings Company Ltd. (China)(a)	49,282
4,000	China Ming Yang Wind Power Group Ltd. (China)(a)	47,000
1,000	ExamWorks Group, Inc.(a)	17,000
75,000	Sihuan Pharmaceutical Holdings Group Ltd. (China)(a)	54,475
35,000	Xinjiang Goldwind Science & Technology Co. Ltd. (China)(a)	90,534

		258,291

Real Estate - 1.6%
50,000	Global Logistic Properties Ltd. (Singapore)(a)	89,624
75,000	Sunac China Holdings Ltd. (China)(a)	29,318

		118,942

Rental and Leasing Services - 1.4%
9,000	SeaCube Container Leasing Ltd.(a)	104,850

Support Activities for Transportation - 0.7%
100,000	SITC International Holdings Co. Ltd. (China)(a)	54,185

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  21

Direxion Long/Short Global IPO Fund
Schedule of Investments
October 31, 2010

Shares		Value

Transportation Equipment Manufacturing - 0.2%
25,000	Changfeng Axle China Co. (China)(a)	$14,643

Utilities - 0.5%
4,000	Renova Energia SA (Brazil)(a)	39,993

	TOTAL COMMON STOCKS (Cost $2,442,641)	$2,642,551

SHORT TERM INVESTMENTS - 67.7%
MONEY MARKET FUNDS - 67.7%
317,644	Fidelity Institutional Government Portfolio, 0.06%(b)	$317,644
317,644	Fidelity Institutional Money Market Portfolio, 0.18%(b)	317,644
317,645	Goldman Sachs Financial Square Federal Fund, 0.01%(b)	317,645
3,657,645	Goldman Sachs Financial Square Government Fund, 0.08%(b)(c)	3,657,645
317,645	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.05%(b)	317,645

	TOTAL SHORT TERM INVESTMENTS (Cost $4,928,223)	$4,928,223

	TOTAL INVESTMENTS (Cost $7,370,864) - 104.0%	$7,570,774
	Liabilities in Excess of Other Assets - (4.0)%	(289,483)

	TOTAL NET ASSETS - 100.0%	$7,281,291

Percentages are stated as a percent of net assets.

(a)	Non income producing.

(b)	Represents annualized seven-day yield at October 31, 2010.

(c)	$3,340,000 of this security is held as collateral for swap contracts.

(d)	Restricted Security. Exempt from registration under the U.S. Securities Act provided by Rule 144A. Acquired on October 15, 2010, cost $117,196, market value of $103,209 represents 1.4% of total net assets.

Concentration By Country	% of
Country	Investments

United States of America	69.9
China	18.0
Japan	4.8
Indonesia	1.5
Russia	1.4
Singapore	1.2
India	0.7
South Africa	0.7
Luxembourg	0.6
Brazil	0.5
Netherlands	0.5
United Kingdom	0.2
Direxion Long/Short Global IPO Fund
Long Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	13,422	$6,512,966	9/6/2011	$739,927

Direxion Long/Short Global IPO Fund
Short Equity Swap Contracts
October 31, 2010

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	12,413	$6,391,677	9/6/2011	$(1,015,479)

Direxion Long/Short Global IPO Fund
Short Futures Contracts
October 31, 2010

		Unrealized
Contracts		Depreciation
750	S&P 500 Index Expiring December 2010 (Underlying Notional Amount at Market Value $885,150)	$(3,263)

The accompanying notes are an integral part of these financial statements.
22  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2010

	Commodity Trends			Direxion
	Strategy Fund	Financial Trends	Direxion/Wilshire	Long/Short
	(Consolidated)	Strategy Fund	Dynamic Fund	Global IPO Fund

Assets:
Investments, at market value (Note 2)	$149,684,294	$18,598,326	$17,369,649	$7,570,774
Receivables:
Fund shares sold	304,489	55,892	137,394	68,308
Investment securities sold	—	—	—	366,412
Deposits at broker for futures	—	—	—	95,825
Deposits at broker for swaps	12,360,000	—	—	—
Unrealized appreciation on swaps	46,773	470,848	422,483	739,927
Dividends and interest	6,201	568	239	237

Total assets	162,401,757	19,125,634	17,929,765	8,841,483

Liabilities:
Payables:
Fund shares redeemed	97,168	6,655	9,477	—
Investment securities purchased	—	—	135,833	520,389
Deposit from broker for swaps	—	—	320,000	—
Due to broker for futures	—	—	—	11,450
Unrealized depreciation on swaps	13,444,385	—	—	1,015,479
Variation margin	—	—	—	1,050
Accrued investment advisory fees	104,865	13,876	10,646	4,337
Accrued operating services fees	48,115	6,531	4,259	3,759
Accrued distribution expense	26,699	3,457	4,170	2,312
Accrued shareholder servicing fees	25,099	3,249	3,534	1,416

Total liabilities	13,746,331	33,768	487,919	1,560,192

Net Assets	$148,655,426	$19,091,866	$17,441,846	$7,281,291

Net Assets Consist Of:
Capital stock	$162,053,038	$19,015,906	$14,738,046	$6,992,392
Undistributed (Accumulated) net investment income (loss)	—	—	—	(13,799)
Undistributed (Accumulated) net realized gain (loss)	—	(394,888)	998,338	381,917
Net unrealized appreciation (depreciation) on:
Investments	—	—	1,282,979	199,910
Foreign currency	—	—	—	(314)
Futures	—	—	—	(3,263)
Swaps	(13,397,612)	470,848	422,483	(275,552)

Total Net Assets	$148,655,426	$19,091,866	$17,441,846	$7,281,291

Investor Class:
Net assets	$126,966,529	$15,142,103	$15,531,167	$5,193,203
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	4,992,104	516,031	344,874	166,031

Net asset value, redemption and offering price per share	$25.43	$29.34	$45.03	$31.28

Institutional Class:
Net assets	$21,316,620	$3,576,891	$—	$—
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	837,228	121,062	—	—

Net asset value, redemption and offering price per share	$25.46	$29.55	$—	$—

C Class:
Net assets	$372,277	$372,872	$1,910,679	$2,088,088
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	14,688	12,746	42,553	66,942

Net asset value, redemption and offering price per share	$25.35	$29.25	$44.90	$31.19

Cost of Investments	$149,684,294	$18,598,326	$16,086,670	$7,370,864

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  23

Statements of Operations
For the Year ended October 31, 2010

	Commodity Trends			Direxion
	Strategy Fund	Financial Trends	Direxion/Wilshire	Long/Short
	(Consolidated)	Strategy Fund	Dynamic Fund	Global IPO Fund

Investment income:
Dividend income (net of foreign withholding tax of $—, $—, $—, $80, respectively)	$—	$—	$176,321	$3,450
Interest income	262,829	29,420	8,592	2,340

Total investment income	262,829	29,420	184,913	5,790

Expenses:
Investment advisory fees	2,043,036	292,055	114,273	22,290
Operating services fees	900,676	132,230	45,709	19,318
Distribution expenses — Investor Class	505,559	54,341	37,205	5,141
Distribution expenses — Class C	734	784	2,660	6,868
Shareholder servicing fees — Investor Class	505,559	54,341	37,183	5,141
Shareholder servicing fees — Class C	245	262	908	2,289
Excise taxes	—	—	55	—

Total expenses before reimbursement	3,955,809	534,013	237,993	61,047
Less: Reimbursement of expenses from Advisor	—	—	(55)	—

Total expenses	3,955,809	534,013	237,938	61,047

Net investment loss	(3,692,980)	(504,593)	(53,025)	(55,257)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	52,216	—	61,099	446,472
Foreign Currency	—	—	—	2,101
Futures	—	—	—	(22,891)
Swaps	(40,318,776)	(363,809)	1,193,599	(1,697)

	(40,266,560)	(363,809)	1,254,698	423,985

Capital gain distributions from regulated investment companies	—	—	4,187	—

Change in unrealized appreciation (depreciation) on:
Investments	—	—	412,485	199,910
Foreign Currency	—	—	—	(314)
Futures	—	—	—	(3,263)
Swaps	8,553,537	(313,697)	(123,490)	(275,552)

	8,553,537	(313,697)	288,995	(79,219)

Net realized and unrealized gain (loss) on investments	(31,713,023)	(677,506)	1,547,880	344,766

Net increase (decrease) in net assets resulting from operations	$(35,406,003)	$(1,182,099)	$1,494,855	$289,509

The accompanying notes are an integral part of these financial statements.
24  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Commodity Trends Strategy Fund (Consolidated)			Financial Trends Strategy Fund
	Year ended	May 1, 2009 to	June 10, 2008[1] to	Year ended	March 2, 2009[1] to
Increase (Decrease) in net assets from:	October 31, 2010	October 31, 2009	April 30, 2009	October 31, 2010	October 31, 2009

Operations:
Net investment loss	$(3,692,980)	$(3,012,815)	$(1,589,152)	$(504,593)	$(250,637)
Net realized gain (loss) on investments	(40,266,560)	11,372,174	(27,148,934)	(363,809)	(31,079)
Change in net unrealized appreciation (depreciation) on investments	8,553,537	(17,683,852)	(4,267,297)	(313,697)	784,545

Net increase (decrease) in net assets resulting from operations	(35,406,003)	(9,324,493)	(33,005,383)	(1,182,099)	502,829

Distributions to shareholders:
Net investment income
Investor Class Shares	(7,144,922)	—	—	—	—
Institutional Class Shares	(1,200,358)	—	—	—	—
C Class Shares	—	—	—	—	—
Return of capital
Investor Class Shares	(63)	—	(293,844)	—	—
Institutional Class Shares	—	—	—	—	—
C Class Shares	—	—	—	—	—

Total distributions to shareholders	(8,345,343)	—	(293,844)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	(152,108,839)	(9,977,577)	397,116,908	(24,608,660)	44,379,796

Total increase (decrease) in net assets from capital share transactions	(152,108,839)	(9,977,577)	397,116,908	(24,608,660)	44,379,796

Total increase (decrease) in net assets	(195,860,185)	(19,302,070)	363,817,681	(25,790,759)	44,882,625

Net assets:
Beginning of year/period	344,515,611	363,817,681	—	44,882,625	—

End of year/period	$148,655,426	$344,515,611	$363,817,681	$19,091,866	$44,882,625

Undistributed net investment income end of year/period	$—	$8,345,280	$—	$—	$—

(a)	Summary of capital share transactions is as follows:

	Commodity Trends Strategy Fund (Consolidated)						Financial Trends Strategy Fund
	Year ended		May 1, 2009 to		June 10, 2008[1] to		Year ended		March 2, 2009[1] to
	October 31, 2010		October 31, 2009		April 30, 2009		October 31, 2010		October 31, 2009
	Shares	Value	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold
Investor Class Shares	3,844,292	$101,129,983	4,643,583	$137,225,486	13,979,850	$447,840,095	864,429	$25,258,477	1,045,918	$30,991,860
Institutional Class Shares	1,248,893	32,715,850	3,024,791	87,722,064	—	—	181,938	5,399,506	654,935	19,509,489
C Class Shares	14,688	362,965	—	—	—	—	12,789	373,186	—	—
Shares issued in reinvestment of distributions
Investor Class Shares	254,406	6,937,656	—	—	5,294	189,854	—	—	—	—
Institutional Class Shares	6,835	185,908	—	—	—	—	—	—	—	—
C Class Shares	—	—	—	—	—	—	—	—	—	—
Shares redeemed
Investor Class Shares	(9,814,027)	(251,084,512)	(6,301,414)	(182,577,294)	(1,619,880)	(50,913,041)	(1,226,315)	(35,920,012)	(168,001)	(4,964,010)
Institutional Class Shares	(1,666,841)	(42,356,689)	(1,776,450)	(52,347,833)	—	—	(677,251)	(19,718,549)	(38,560)	(1,157,543)
C Class Shares	—	—	—	—	—	—	(43)	(1,268)	—	—

Total net increase (decrease) from capital share transactions	(6,111,754)	$(152,108,839)	(409,490)	$(9,977,577)	12,365,264	$397,116,908	(844,453)	$(24,608,660)	1,494,292	$44,379,796

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  25

Statements of Changes in Net Assets

			Direxion Long/Short
	Direxion/Wilshire Dynamic Fund		Global IPO Fund
	Year ended	March 2, 2009[1] to	March 1, 2010[1] to
Increase (Decrease) in net assets from:	October 31, 2010	October 31, 2009	October 31, 2010

Operations:
Net investment income (loss)	$(53,025)	$20,562	$(55,257)
Net realized gain on investments	1,254,698	435,505	423,985
Capital gain distributions from regulated investment companies	4,187	—	—
Change in net unrealized appreciation (depreciation) on investments	288,995	1,416,467	(79,219)

Net increase in net assets resulting from operations	1,494,855	1,872,534	289,509

Distributions to shareholders:
Net investment income
Investor Class Shares	(33,999)	—	—
Institutional Class Shares	—	—	—
C Class Shares	—	—	—
Net realized gain
Investor Class Shares	(366,106)	—	—
Institutional Class Shares	—	—	—
C Class Shares	—	—	—

Total distributions to shareholders	(400,105)	—	—

Capital share transactions:
Net increase in net assets resulting from net change in capital share transactions(a)	3,040,336	11,434,226	6,991,782

Total increase in net assets from capital share transactions	3,040,336	11,434,226	6,991,782

Total increase in net assets	4,135,086	13,306,760	7,281,291

Net assets:
Beginning of year/period	13,306,760	—	—

End of year/period	$17,441,846	$13,306,760	$7,281,291

Undistributed (Accumulated) net investment income (loss), end of year/period	$—	$16,858	$(13,799)

(a)	Summary of capital share transactions is as follows:

	Direxion/Wilshire Dynamic Fund				Direxion Long/Short
	Year ended				Global IPO Fund
	October 31, 2010		March 2, 2009[1] to October 31, 2009		March 1, 2010[1] to October 31, 2010
	Shares	Value	Shares	Value	Shares	Value

Shares sold
Investor Class Shares	180,436	$7,739,497	401,116	$14,489,924	194,639	$5,834,271
Institutional Class Shares	—	—	—	—	—	—
C Class Shares	42,585	1,835,884	—	—	67,553	2,017,519
Shares issued in reinvestment of distributions
Investor Class Shares	9,428	395,619	—	—	—	—
Institutional Class Shares	—	—	—	—	—	—
C Class Shares	—	—	—	—	—	—
Shares redeemed
Investor Class Shares	(163,691)	(6,929,286)	(82,415)	(3,055,698)	(28,608)	(841,794)
Institutional Class Shares	—	—	—	—	—	—
C Class Shares	(32)	(1,378)	—	—	(611)	(18,214)

Total net increase from capital share transactions	68,726	$3,040,336	318,701	$11,434,226	232,973	$6,991,782

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
26  DIREXION ANNUAL REPORT

Financial Highlights
October 31, 2010

															RATIOS TO AVERAGE NET ASSETS
																	Net
			Net Realized	Net Increase													Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions				Redemption		Net Asset					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return			Fees		Value,		Net Assets,			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital		Total	Paid to		End of	Total	End of	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments	from Operations	Income	Capital Gains	Distribution		Distributions	Fund		Year/Period	Return[4]	Year/Period (,000)	Expenses[1]	Expenses[1]	Recoupment[1]	Rate[5]

Commodity Trends Strategy Fund (Consolidated)
Investor Class Shares
Year ended October 31, 2010	$28.81	$(0.43)	$(2.19)	$(2.62)	$(0.77)	$—	$—	[6]	$(0.77)	$0.01		$25.43	(9.24%)	$126,967	1.78%	1.78%	(1.66%)	0%
May 1, 2009 to October 31, 2009	29.42	(0.25)	(0.37)	(0.62)	—	—	—		—	0.01		28.81	(2.07%)	308,482	2.01%	1.93%	(1.68%)	0%
June 10, 2008[7] to April 30, 2009	30.00	(0.34)	(0.21)	(0.55)	—	—	(0.08)		(0.08)	0.05		29.42	(1.73%)[2]	363,818	2.02%	2.00%	(1.22%)	0%
Institutional Class Shares
Year ended October 31, 2010	28.87	(0.30)	(2.24)	(2.54)	(0.87)	—	—		(0.87)	—	[6]	25.46	(8.98%)	21,317	1.27%	1.27%	(1.16%)	0%
May 1, 2009[7] to October 31, 2009	28.98	(0.18)	0.07	(0.11)	—	—	—		—	—	[6]	28.87	(0.38%)[2]	36,034	1.48%	1.44%	(1.21%)	0%
C Class Shares
March 4, 2010[7] to October 31, 2010	25.46	(0.33)	0.22	(0.11)	—	—	—		—	—		25.35	(0.43%)[2]	372	2.24%	2.24%	(2.10%)	0%

Financial Trends Strategy Fund
Investor Class Shares
Year ended October 31, 2010	30.01	(0.49)	(0.20)	(0.69)	—	—	—		—	0.02		29.34	(2.23%)	15,142	1.78%	1.78%	(1.69%)	0%
March 2, 2009[7] to October 31, 2009	30.00	(0.33)	0.30	(0.03)	—	—	—		—	0.04		30.01	0.03%[2]	26,343	2.23%	1.90%	(1.69%)	0%
Institutional Class Shares
Year ended October 31, 2010	30.08	(0.36)	(0.17)	(0.53)	—	—	—		—	—	[6]	29.55	(1.76%)	3,577	1.29%	1.29%	(1.21%)	0%
May 1, 2009[7] to October 31, 2009	28.89	(0.18)	1.37	1.19	—	—	—		—	—	[6]	30.08	4.12%[2]	18,539	1.58%	1.40%	(1.23%)	0%
C Class Shares
April 19, 2010[7]to October 31, 2010	28.49	(0.33)	1.09	0.76	—	—	—		—	—		29.25	2.67%[2]	373	2.25%	2.25%	(2.13%)	0%

Direxion/Wilshire Dynamic Fund
Investor Class Shares
Year ended October 31, 2010	41.75	(0.14)	4.60	4.46	(0.10)	(1.09)	—		(1.19)	0.01		45.03	10.92%	15,531	1.55%	1.55%	(0.33%)	107%
March 2, 2009[7] to October 31, 2009	30.00	0.09	11.65	11.74	—	—	—		—	0.01		41.75	39.17%[2]	13,307	2.09%	1.55%	0.34%	105%[2]
C Class Shares
March 17, 2010[7] to October 31, 2010	43.37	(0.34)	1.87	1.53	—	—	—		—	—		44.90	3.53%[2]	1,911	2.05%	2.05%	(1.26%)	107%[2]

Direxion Long/Short Global IPO Fund
Investor Class Shares
March 1, 2010[7] to October 31, 2010	30.00	(0.34)	1.61	1.27	—	—	—		—	0.01		31.28	4.27%[2]	5,193	1.90%	1.90%	(1.71%)	365%[2]
C Class Shares
March 25, 2010[7] to October 31, 2010	30.01	(0.39)	1.57	1.18	—	—	—		—	—		31.19	3.93%[2]	2,088	2.40%	2.40%	(2.20%)	365%[2]

[1]	Annualized.
[2]	Not Annualized.
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities.
[6]	Amount is less than $0.005.
[7]	Commencement of operations.

DIREXION ANNUAL REPORT  27

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2010

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 32 series of which 4 are included in this report: Commodity Trends Strategy Fund, Financial Trends Strategy Fund, Direxion/Wilshire Dynamic Fund and Direxion Long/Short Global IPO Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The Commodity Trends Strategy Fund and Financial Trends Strategy Fund offer Investor, Institutional and C Class shares. The Direxion/Wilshire Dynamic Fund and the Direxion Long/Short Global IPO Fund offer both an Investor and C Class of shares. Investor Class shares are sold by the Funds directly without the services of a Financial Advisor. Institutional Class shares are sold by Financial Advisors that provide services to the Funds. C Class shares are offered primarily by authorized securities brokers and other financial intermediaries. C Class shares may be subject to a contingent deferred sales charge for one year. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The objective of the Commodity Trends Strategy Fund is to seek daily investment results, before fees and expenses, of the performance of the Alpha Financial Technologies Commodity Trends Indicator (“AFT CTI”). The AFT CTI is an index that seeks to benefit from trends in the commodity futures markets. The Fund will invest in a combination of commodity-linked derivatives and fixed income securities directly and/or indirectly through its wholly-owned subsidiary (“Subsidiary”) in order to track the returns of the AFT CTI within the limitation of the federal tax requirements applicable to regulated investment companies.

The objective of Financial Trends Strategy Fund is to seek investment results comparable to the performance of the Alpha Financial Technologies Financial Trends Indicator (“AFT FTI”). The AFT FTI is an index which reflects price changes in eight components, six currency and two fixed income market components. The Fund will invest primarily in derivatives, including currency and financial futures contracts, options and swap contracts, but may also invest directly in currencies, equity securities and fixed income securities, and in exchange-traded funds (“ETFs”) and other investment companies. The Fund will attempt to achieve the same weightings among the Euro, Yen, Pound, Swiss Franc, Australian Dollar, Canadian Dollar and U.S. Treasury Notes as the AFT FTI, but may not, at all times, invest in the same underlying securities or derivatives.

The objective of the Direxion/Wilshire Dynamic Fund is to seek capital appreciation by combining a strategic asset allocation with a “tactical overlay” to position the Fund defensively or aggressively, depending upon the outlook of Wilshire Associates Incorporated, the Fund’s subadviser (“Subadviser”). Under normal circumstances, the Fund is managed by the Adviser pursuant to the Subadviser’s traditional asset allocation model which allocates approximately 60% of the Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Fund’s risk exposure based on the Subadviser’s outlook for the market.

The objective of the Direxion Long/Short Global IPO Fund is to seek capital appreciation by investing at least 80% of its net assets in equity securities issued in connection with IPOs and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to these IPOs. The Fund’s investments in IPOs will be positioned long or short, depending on IPOX® Capital Management, LLC’s (the “Subadviser”) outlook for an IPO.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

28  DIREXION ANNUAL REPORT

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, the composite pricing calculates the mean of the highest bid and lowest ask price across the exchanges where the option is traded. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at October 31, 2010.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

DIREXION ANNUAL REPORT  29

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at October 31, 2010.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at October 31, 2010.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The

30  DIREXION ANNUAL REPORT

laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Risks of Investing Commodity-Linked Derivatives – The Commodity Trends Strategy Fund, through its investment in the Subsidiary, will hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

i) Basis for Consolidation for the Commodity Trends Strategy Fund – The Commodity Trends Strategy Fund may invest in up to 25% of its total assets in its Subsidiary. The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Trends Strategy Fund. The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Commodity Trends Strategy Fund consistent with the Commodity Trends Strategy Fund’s investment objectives and policies specified in its prospectus and statement of additional information. As of October 31, 2010, net assets of the Commodity Trends Strategy Fund were $148,655,426, of which $32,308,660, or approximately 21.73%, represented the Commodity Trends Strategy Fund’s ownership of all issued shares and voting rights of the Subsidiary.

j) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

k) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes. No provision for federal income taxes has been made.

l) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For an additional discussion on expenses refer to Note 4. Income and expenses are allocated to each class of shares based upon relative net assets.

m) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

DIREXION ANNUAL REPORT  31

The tax character of distributions during the years ended October 31, 2010 and October 31, 2009, were as follows:

	Commodity Trends		Financial Trends
	Strategy Fund (Consolidated)		Strategy Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	October 31, 2010	October 31, 2009[1]	October 31, 2010	October 31, 2009[2]

Distributions paid from:
Ordinary Income	$8,345,280	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	63	293,844	—	—

Total Distributions paid	$8,345,343	$293,844	$—	$—

	Direxion/Wilshire		Direxion Long/Short
	Dynamic Fund		Global IPO Fund
	Year Ended	Period Ended	Period Ended
	October 31, 2010	October 31, 2009[2]	October 31, 2010[3]

Distributions paid from:
Ordinary Income	$400,105	$—	$—
Long-Term Capital Gains	—	—	—
Return of Capital	—	—	—

Total Distributions paid	$400,105	$—	$—

[1]	Represents period of May 1, 2009 through October 31, 2009.
[2]	Commenced operations on March 2, 2009.
[3]	Commenced operations on March 1, 2010.

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2010. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

As of October 31, 2010, the components of distributable earnings of the Funds on a tax basis were as follows:

	Commodity Trends
	Strategy Fund	Financial Trends	Direxion/Wilshire	Direxion Long/Short
	(Consolidated)	Strategy Fund	Dynamic Fund	Global IPO Fund

Tax cost of investments	$149,684,294	$18,598,326	$16,174,872	$7,389,979
Gross unrealized appreciation	—	—	1,282,979	186,110
Gross unrealized depreciation	—	—	(88,202)	(5,315)

Net unrealized appreciation/(depreciation)	$—	$—	$1,194,777	$180,795

Undistributed ordinary income	—	—	1,040,073	405,721
Undistributed long-term capital gain	—	—	46,714	—

Total distributable earnings	—	—	1,086,787	405,721

Other accumulated gain/(loss)	(13,397,612)	75,960	422,236	(297,617)

Total accumulated earnings/(loss)	$(13,397,612)	$75,960	$2,703,800	$288,899

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards and/or unrealized gain/(loss) on derivative positions.

32  DIREXION ANNUAL REPORT

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock

Commodity Trends Strategy Fund (Consolidated)	$3,692,980	$40,266,560	$(43,959,540)
Financial Trends Strategy Fund	504,593	—	(504,593)
Direxion/Wilshire Dynamic Fund	70,166	(249,518)	179,352
Direxion Long/Short Global IPO Fund	41,458	(42,068)	610

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to net operating losses and dividends on redemption adjustments with differing book and tax methods.

At October 31, 2010 the following funds had capital loss carryforwards on a tax basis of:

Expires
	10/31/2018	Total

Commodity Trends Strategy Fund (Consolidated)	$—	$—
Financial Trends Strategy Fund	379,957	379,957
Direxion/Wilshire Dynamic Fund	—	—
Direxion Long/Short Global IPO Fund	—	—

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2010, open Federal and state income tax years include the tax years ended April 30, 2009 and October 31, 2009, October 31, 2010. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

n) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

o) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the periods ended October 31, 2010, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	Purchases	Sales

Commodity Trends Strategy Fund (Consolidated)	$—	$—
Financial Trends Strategy Fund	—	—
Direxion/Wilshire Dynamic Fund	6,448,879	7,826,765
Direxion Long/Short Global IPO Fund	5,546,057	3,570,224

DIREXION ANNUAL REPORT  33

The Funds had no purchases or sales of long-term U.S. Government securities during the year ended October 31, 2010.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee of 0.85% for the Commodity Trends Strategy Fund and Financial Trends Strategy Fund and 0.75% for the Direxion/Wilshire Dynamic Fund and Direxion Long/Short Global IPO Fund, respectively, computed daily and payable monthly, as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements with Wilshire Associates Incorporated for the Direxion/Wilshire Dynamic Fund and with IPOX® Capital Management, LLC for the Direxion Long/Short Global IPO Fund whereby each subadviser will direct the investment activities of their respective Funds. The Adviser pays out of the management fees it receives from these funds, a fee for these sub-advisory services.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.39% for the Commodity Trends Strategy Fund, 0.40% for the Financial Trends Strategy Fund, 0.30% for the Direxion/Wilshire Dynamic Fund and 0.65% for the Direxion Long/Short Global IPO Fund, calculated on an annualized basis on the average net assets of each Fund.

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Investor Class shares of the Funds currently pay a 12b-1 fee of 0.25% of the Fund’s Investor Class average daily net assets. The Class C shares of the Funds pay a 12b-1 fee of 0.75% of the Fund’s Class C average daily net assets. The Institutional Class shares of the Funds do not pay a 12b-1 fee.

Shareholder Servicing Fees: The Board of Trustees has also authorized the Fund’s Investor Class and Class C shares to pay a shareholder servicing fee of 0.25% of the Fund’s Investor Class and Class C average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts. The Institutional Class shares of the Funds do not pay a shareholder servicing fee.

On November 23, 2009, the Board of Trustees, based on recommendation from management, approved a change to the investment advisory fees of the Commodity Trends Strategy and Financial Trends Strategy Funds. Effective December 1, 2009, the investment advisory fees decreased from 1.00% to 0.85%.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities,

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

34  DIREXION ANNUAL REPORT

The follow is a summary of the inputs used to value the Fund’s net assets as of October 31, 2010:

	Commodity Trends Strategy Fund
	(Consolidated)
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$149,684,294	$—	$—	$149,684,294
Other Financial Instruments*	$—	$(13,397,612)	$—	$(13,397,612)

	Financial Trends Strategy Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$18,598,326	$—	$—	$18,598,326
Other Financial Instruments*	$—	$470,848	$—	$470,848

	Direxion/Wilshire Dynamic Fund
	Level 1	Level 2	Level 3	Total

Debt Securities	$610,796	$—	$—	$610,796
Investment Companies-Equity	$3,662,371	$—	$—	$3,662,371
Investment Companies-Fixed Income	$1,749,232	$—	$—	$1,749,232
Short-Term Investments	$11,347,250	$—	$—	$11,347,250
Other Financial Instruments*	$—	$422,483	$—	$422,483

	Direxion Long/Short Global IPO Fund
	Level 1	Level 2	Level 3	Total

Equity Securities	$2,642,551	$—	$—	$2,642,551
Short-Term Investments	$4,928,223	$—	$—	$4,928,223
Other Financial Instruments*	$(3,263)	$(275,552)	$—	$(278,815)

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.

Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the year ended October 31, 2010.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2010, the Funds were invested in equity swap contracts.

DIREXION ANNUAL REPORT  35

At October 31, 2010, the fair value of derivatives instruments were as follows:

		Asset derivatives[1]
		Commodity risk	Equity risk	Total

Commodity Trends	Swap contracts	$46,773	$—	$46,773

Strategy Fund (Consolidated)	Total	$46,773	$—	$46,773

Financial Trends	Swap contracts	$—	$470,848	$470,848

Strategy Fund	Total	$—	$470,848	$470,848

Direxion/Wilshire	Swap contracts	$—	$422,483	$422,483
Dynamic Fund	Total	$—	$422,483	$422,483

Direxion Long/Short	Swap contracts	$—	$739,927	$739,927
Global IPO Fund	Total	$—	$739,927	$739,927

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

		Liability derivatives[1]
		Commodity risk	Equity risk	Total

Commodity Trends	Swap contracts	$13,444,385	$—	$13,444,385
Strategy Fund (Consolidated)	Total	$13,444,385	$—	$13,444,385

Direxion Long/Short	Futures contracts*	$—	$3,263	$3,263
Global IPO Fund	Swap contracts	—	1,015,479	1,015,479
	Total	$—	$1,018,742	$1,018,742

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on futures and swaps.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended October 31, 2010, were as follows:

		Commodity risk	Equity risk	Total

Commodity Trends	Realized gain (loss)[1]
Strategy Fund	Swap contracts	$(40,318,776)	$—	$(40,318,776)

(Consolidated)	Total realized gain (loss)	$(40,318,776)	$—	$(40,318,776)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$8,553,537	$—	$8,553,537

	Total change in unrealized appreciation (depreciation)	$8,553,537	$—	$8,553,537

Financial Trends	Realized gain (loss)[1]
Strategy Fund	Swap contracts	$—	$(363,809)	$(363,809)

	Total realized gain (loss)	$—	$(363,809)	$(363,809)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(313,697)	$(313,697)

	Total change in unrealized appreciation (depreciation)	$—	$(313,697)	$(313,697)

36  DIREXION ANNUAL REPORT

		Commodity risk	Equity risk	Total

Direxion/Wilshire	Realized gain (loss)[1]
Dynamic Fund	Swap contracts	$—	$1,193,599	$1,193,599

	Total realized gain (loss)	$—	$1,193,599	$1,193,599

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$(123,490)	$(123,490)

	Total change in unrealized appreciation (depreciation)	$—	$(123,490)	$(123,490)

Direxion Long/Short	Realized gain (loss)[1]
Global IPO Fund	Futures contracts	$—	$(22,891)	$(22,891)
	Swap contracts	—	(1,697)	(1,697)

	Total realized gain (loss)	$—	$(24,588)	$(24,588)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$—	$(3,263)	$(3,263)
	Swap contracts	—	(275,552)	(275,552)

	Total change in unrealized appreciation (depreciation)	$—	$(278,815)	$(278,815)

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the year ended October 31, 2010, the quarterly average gross notional amounts of the derivatives held by the Funds were as follows:

	Long Equity Swaps	Short Equity Swaps	Long Futures	Short Futures
	Contracts	Contracts	Contracts	Contracts

Commodity Trends Strategy Fund (Consolidated)	$247,330,530	$—	$—	$—
Financial Trends Strategy Fund	33,768,447	—	—	—
Direxion/Wilshire Dynamic Fund	9,860,926	—	—	—
Direxion Long/Short Global IPO Fund	4,998,726	4,912,613	91,618	293,962

The Commodity Trends Strategy Fund and the Financial Trends Strategy Fund utilize this volume of derivatives in order to meet the investment objective of tracking comparable results to the performance of the AFT CTI and AFT FTI, respectively. The Direxion/Wilshire Dynamic Fund uses its investments in derivatives to tactically tilt the strategic allocation of its investment strategy. The Direxion Long/Short Global Fund uses its investments in derivatives to obtain exposure to IPOs. The Direxion Long/Short Global Fund’s volume of swap contracts was consistent throughout the year while its volume of futures contracts shifts as a hedge to the overall portfolio’s position in IPOs.

7.	NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued an update to improve disclosure about fair value measurements. This update required additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases and sales on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of the accounting standard in their financial statements.

DIREXION ANNUAL REPORT  37

8.	SUBSEQUENT EVENTS

The Funds have adopted authoritative standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Effective December 2, 2010, the Board of Trustees approved, per management’s recommendation, a reduction in the Shareholder Servicing Fees for the Investor Class from 0.25% to 0.10%.

38  DIREXION ANNUAL REPORT

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Direxion Funds:

We have audited the accompanying statements of assets and liabilities of the Commodity Trends Strategy Fund, Financial Trends Strategy Fund, Direxion/Wilshire Dynamic Fund, and Direxion Long/Short Global IPO Fund (four of the series of the Direxion Funds) (the “Funds”), including the schedules of investments, as of October 31, 2010, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned four of the series of Direxion Funds at October 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 23, 2010

DIREXION ANNUAL REPORT  39

Additional Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended October 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated a qualified dividend income was as follows:

Commodity Trends Strategy Fund	0.0%
Financial Trends Strategy Fund	0.0%
Direxion/Wilshire Dynamic Fund	22.9%
Direxion Long/Short Global IPO Fund	0.0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2010, was as follows:

Commodity Trends Strategy Fund	0.0%
Financial Trends Strategy Fund	0.0%
Direxion/Wilshire Dynamic Fund	22.9%
Direxion Long/Short Global IPO Fund	0.0%

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your requests. This policy does not apply to account statements.

40  DIREXION ANNUAL REPORT

Investment Advisory and Subadvisory Agreements Approvals

Provided below is a summary of certain of the factors the Board considered at its August 18, 2010 Board meeting in renewing: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Commodity Trends Strategy Fund, Financial Trends Strategy Fund and Direxion/Wilshire Dynamic Fund, each a series of the Trust; and (2) the Subadvisory Agreement between Rafferty and Wilshire Associates Incorporated (“Wilshire”) on behalf of the Direxion/Wilshire Dynamic Fund. Each series of the Trust is referred to herein as a “Fund” and collectively as the “Funds.”

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory or Subadvisory Agreement (each an “Agreement” and collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationship separately.

In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund; (3) the profitability of the advisory business to Rafferty or Wilshire, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty and Wilshire with any other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty or Wilshire from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing the Funds. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers and Wilshire. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Advisory Agreement and Wilshire under the Subadvisory Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of each Fund relative to: (1) its benchmark index for monthly and annual periods ended July 31, 2010, where applicable; and (2) the average performance of the relevant Lipper fund universe for monthly and annual periods ended June 30, 2010. Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds. In this regard, the Board for all Funds noted the challenging nature of the markets for the calendar years 2008 and 2009.

With respect to the Commodity Trends Strategy Fund, the Board considered management’s description of the performance of the Lipper universe of commodities funds. The Board also considered that, as of June 30, 2010, the Fund underperformed the average of the relevant Lipper fund universe for the three-, six-, nine-month and year-to-date periods. The Board noted Rafferty’s representation that the Fund’s underperformance was in part due to its underweight in certain sectors.

With respect to the Financial Trends Strategy Fund, the Board considered management’s description of the performance of the Lipper universe of specialty funds. The Board also considered that as of June 30, 2010, the Fund outperformed the average of the relevant Lipper fund universe for the three- and six-month periods, equaled the performance of the Lipper fund universe for the nine-month period, but underperformed for the year-to-date period. The Board also noted that the Fund’s three-and six-month performance records were ranked first in its Lipper fund universe.

With respect to the Direxion/Wilshire Dynamic Fund, the Board considered management’s description of the performance of the Lipper universe of mixed asset target allocation moderate funds. The Board also considered that: (1) as of June 30, 2010,

DIREXION ANNUAL REPORT  41

the Fund outperformed its blended benchmark index for all periods presented; and (2) as of June 30, 2010, the Fund equaled the performance of the Lipper fund universe for the three-month and one-year periods, and underperformed for the six- and nine-month periods.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board also considered the fees that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds. The Board considered that Rafferty contractually agreed to limit the total expenses for the most recent and upcoming fiscal years for each Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. In considering the fees paid by Rafferty to Wilshire, the Board considered that Wilshire does not provide comparable subadvisory services to any other client. In this regard, the Board noted that, while Wilshire provides subadvisory services for clients in other product lines at lower expense ratios, it provides investment services to the Direxion Wilshire/Dynamic Fund on a more frequent basis than it does to these other clients. The Board also considered Wilshire’s profits or losses for its services, to the extent such information was provided. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. In addition, the Board considered that Wilshire benefits from increased recognition in the marketplace due to the co-branded Direxion/Wilshire Dynamic Fund. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

42  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of December 31, 2009. Each of the non-interested Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Shares ETF Trust, the other registered investment companies in the Direxion mutual fund complex. In addition, Mr. Rafferty serves on the Board of the Direxion Funds. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustees

# of Portfolios
in Direxion
Fund
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Lawrence C. Rafferty(1) Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	135	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
				Fund
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel J. Byrne Age: 66	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	135	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	135	None

John Weisser Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	135	Director, MainStay VP
Fund Series (20 Funds),
The MainStay Funds (14 Funds), The MainStay Funds Trust
(4 Funds); Director ICAP Funds, Inc (4 Funds);
Director, Eclipse Funds,
Inc. (21 Funds), Eclipse
					Funds (2 Funds)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

DIREXION ANNUAL REPORT  43

Direxion Funds
TRUSTEES AND OFFICERS

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

# of Portfolios
in the Direxion
Family of
Investment
	Position(s)	Term of Office		Companies	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill(1) Age: 42	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	102	None

William Franca Age: 54	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Christopher Lewis Age: 40	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009-present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 37	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 38	Secretary	One Year; Since 2004	Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since September 2007; Chief Financial Officer, USBFS, since April 2006; Vice President, USBFS, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 38 of the 102 funds currently registered with the SEC.

44  DIREXION ANNUAL REPORT

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PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Annual Report.

ANNUAL REPORT OCTOBER 31, 2010

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation at the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including assessment of FIN 48 for the Funds and additional tax research. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The table presents aggregate fees billed to the registrant and reflected in the financial statements of the report to shareholders. Amounts from fiscal year ended October 31, 2009 have been adjusted to reflect this methodology.

	FYE 10/31/2010	FYE 10/31/2009
Audit Fees	$89,200	$38,525
Audit-Related Fees	—	—
Tax Fees	20,000	8,090
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.
The percentages of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2010	FYE 10/31/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2010	FYE 10/31/2009
Registrant	None	None
Registrant’s Investment Adviser	None	None
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President

Date 12/30/2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill

Daniel D. O’Neill, President

Date 12/30/2010

By (Signature and Title)*	/s/ Patrick J. Rudnick

Patrick J. Rudnick, Principal Financial Officer

Date 12/30/2010

*	Print the name and title of each signing officer under his or her signature.